Financial risk management (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of financial risk management [text block] [Abstract]
Schedule of assumptions and scenarios
							2021
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I - 25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	08/13/2021	157.71	118.28	78.86	197.14	236.57
Soybean	R$/bag	CBOT	10/22/2021	154.29	115.72	77.15	192.86	231.44
Soybean	R$/bag	CBOT	10/26/2021	150.37	112.78	75.19	187.96	225.56
Soybean	R$/bag	CBOT	11/12/2021	154.29	115.72	77.15	192.86	231.44
Soybean	R$/bag	CBOT	12/27/2021	154.37	115.78	77.19	192.96	231.56
Soybean	R$/bag	CBOT	02/18/2022	151.39	113.54	75.70	189.24	227.09
Soybean	R$/bag	CBOT	06/24/2022	150.37	112.78	75.19	187.96	225.56
Soybean	R$/bag	CBOT	06/28/2022	150.37	112.78	75.19	187.96	225.56

Cotton	R$/arroba	CBOT	11/12/2021	140.44	105.33	70.22	175.55	210.66
Cotton	R$/arroba	CBOT	12/08/2021	140.44	105.33	70.22	175.55	210.66
Cotton	R$/arroba	CBOT	11/16/2022	128.65	96.49	64.33	160.81	192.98

Corn	R$/bag	CBOT	08/27/2021	70.81	53.11	35.41	88.51	106.22
Corn	R$/bag	CBOT	08/31/2021	70.81	53.11	35.41	88.51	106.22
Corn	R$/bag	OTC/Stock Exchange	09/19/2022	80.27	60.20	40.14	100.34	120.41
Corn	R$/bag	OTC/Stock Exchange	09/15/2021	91.50	68.63	45.75	114.38	137.25
Corn	R$/bag	OTC/Stock Exchange	09/15/2022	80.27	60.20	40.14	100.34	120.41

Ethanol	R$/m3	OTC/Stock Exchange	07/30/2021	2,850.00	2,137.50	1,425.00	3,562.50	4,275.00
Ethanol	R$/m3	OTC/Stock Exchange	08/31/2021	2,865.00	2,148.75	1,432.50	3,581.25	4,297.50
Ethanol	R$/m3	OTC/Stock Exchange	09/30/2021	2,867.50	2,150.63	1,433.75	3,584.38	4,301.25

Fed cattle	R$/bag	OTC/Stock Exchange	10/29/2021	318.00	238.50	159.00	397.50	477.00

USD	-	-	07/05/2021	5.04	3.78	2.52	6.30	7.56
USD	-	-	07/15/2021	5.05	3.79	2.52	6.31	7.57
USD	-	-	07/27/2021	5.06	3.79	2.53	6.32	7.58
USD	-	-	08/26/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	08/30/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	08/31/2021	5.08	3.81	2.54	6.35	7.62
USD	-	-	09/28/2021	5.11	3.83	2.55	6.38	7.66
USD	-	-	11/16/2021	5.15	3.86	2.57	6.44	7.72
USD	-	-	11/17/2021	5.15	3.86	2.58	6.44	7.73
USD	-	-	03/31/2022	5.28	3.96	2.64	6.59	7.91
USD	-	-	05/10/2022	5.32	3.99	2.66	6.65	7.98
USD	-	-	05/25/2022	5.33	4.00	2.67	6.67	8.00
USD	-	-	06/27/2022	5.37	4.03	2.68	6.71	8.05
USD	-	-	06/28/2022	5.37	4.03	2.68	6.71	8.05
USD	-	-	06/30/2022	5.37	4.03	2.69	6.71	8.06
USD	-	-	07/26/2022	5.40	4.05	2.70	6.75	8.09
USD	-	-	07/28/2022	5.40	4.05	2.70	6.75	8.10
USD	-	-	11/23/2022	5.52	4.14	2.76	6.90	8.28
USD	-	-	01/30/2023	5.59	4.19	2.80	6.99	8.39
USD	-	-	05/30/2023	5.73	4.30	2.87	7.16	8.60
USD	-	-	06/30/2023	5.76	4.32	2.88	7.20	8.65
USD	-	-	07/31/2023	5.80	4.35	2.90	7.25	8.70
USD	-	-	03/01/2024	6.04	4.53	3.02	7.55	9.06
USD	-	-	04/30/2024	6.11	4.58	3.05	7.63	9.16

Interest	-	-	11/23/2021	6.04%	4.53%	3.02%	7.55%	9.06%
Interest	-	-	08/15/2023	7.66%	5.75%	3.83%	9.58%	11.49%

							2020
					Devaluation in reais R$		Appreciation in Reais R$
Product	Price	Market	Maturity	Probable scenario	Scenario I -25%	Scenario II - 50%	Scenario III + 25%	Scenario IV+ 50%
Soybean	R$/bag	CBOT	07/03/2020	106.76	80.07	53.38	133.45	160.14
Soybean	R$/bag	CBOT	11/13/2020	106.51	79.88	53.26	133.14	159.77
Soybean	R$/bag	CBOT	12/28/2020	106.67	80.00	53.34	133.34	160.01
Soybean	R$/bag	CBOT	02/19/2021	106.09	79.57	53.05	132.61	159.14
Soybean	R$/bag	CBOT	06/25/2021	106.67	80.00	53.34	133.34	160.01

Corn	R$/bag	CBOT	07/15/2020	48.10	36.08	24.05	60.13	72.15
Corn	R$/bag	CBOT	07/16/2020	46.26	34.70	23.13	57.83	69.39
Corn	R$/bag	CBOT	09/15/2020	46.26	34.70	23.13	57.83	69.39
Corn	R$/bag	CBOT	09/16/2020	46.26	34.70	23.13	57.83	69.39
Corn	R$/bag	CBOT	08/27/2021	47.44	35.58	23.72	59.3	71.16

Fed cattle	R$/arroba	OTC/Stock Exchange	10/30/2020	215.85	161.89	107.93	269.81	323.78

Ethanol	R$/m3	CBOT	11/13/2020	110.25	82.69	55.13	137.81	165.38
Ethanol	R$/m3	CBOT	12/08/2020	110.25	82.69	55.13	137.81	165.38

USD	-	-	08/31/2020	5.45	4.09	2.73	6.81	8.18
USD	-	-	11/30/2020	5.46	4.10	2.73	6.83	8.19
USD	-	-	06/28/2021	5.50	4.13	2.75	6.88	8.25
USD	-	-	06/29/2021	5.50	4.13	2.75	6.88	8.25
USD	-	-	06/30/2021	5.50	4.13	2.75	6.88	8.25
USD	-	-	07/15/2021	5.51	4.13	2.76	6.89	8.27
USD	-	-	11/16/2021	5.56	4.17	2.78	6.95	8.34
USD	-	-	11/17/2021	5.56	4.17	2.78	6.95	8.34

Interest	-	-	08/15/2023	4.67%	3.50%	2.34%	5.84%	7.01%

Schedule of possible scenarios of loans and receivables
		Consolidated			Scenario I -		Scenario I - Possible		Scenario II - Remote		Scenario III - Possible		Scenario IV - Remote
(*)annual		At June 30, 2021			Probable		Decrease		Decrease		Increase		Increase
average rates		Balance	Notional/		Balance		Balance	-25%	Balance	-50%	Balance	25%	Balance	50%
Operation	Risk	(R$)	Position	Rate	(R$)	Rate	(R$)	Rate	(R$)	Rate	(R$)	Rate	(R$)	Rate

Short-term investments	CDI	1,000,892	-	4.15%	(27,224)	6.87%	(17,214)	5.15%	(34,431)	3.44%	17,214	8.59%	34,431	10.31%
Marketable securities	CDI	10,455	-	4.15%	(284)	6.87%	(180)	5.15%	(360)	3.44%	180	8.59%	360	10.31%
Cash - USD	USD	31,756	6,348	5.00	(2,345)	5.37	(8,525)	4.03	(17,051)	2.69	8,525	6.72	17,051	8.06
Total cash, cash equivalents		1,043,103	6,348		(29,853)		(25,919)		(51,842)		25,919		51,842

Financing in Paraguay	USD	(2,564)	(513)	5.00	(948)	5.37	3,443	4.03	6,887	2.69	(3,443)	6.72	(6,887)	8.06
Debentures	CDI	(346,327)	-	4.15%	(9,420)	6.87%	5,992	5.15%	11,879	3.44%	(5,992)	8.59%	(11,879)	10.31%
Agricultural costs	CDI	(40,561)	-	4.15%	(1,103)	6.87%	698	5.15%	1,395	3.44%	(698)	8.59%	(1,395)	10.31%
Working capital	CDI	(23,230)	-	4.61%	-	4.61%	270	3.46%	534	2.31%	(270)	5.76%	(534)	6.92%
Total financing (b)		(412,682)	(513)		(11,471)		10,403		20,695		(10,403)		(20,695)

Araucária IV	Soybean bags	4,466	33,128	153.73	-	153.73	(1,117)	115.30	(2,233)	76.86	1,117	192.16	2,233	230.59
Araucária V	Soybean bags	42,848	325,000	150.81	-	150.81	(10,712)	113.11	(21,424)	75.41	10,712	188.52	21,424	226.22
Jatobá II	Soybean bags	146,953	1,123,286	156.73	-	156.73	(36,738)	117.55	(73,477)	78.36	36,738	195.91	73,477	235.09
Jatobá III	Soybean bags	55,911	429,066	162.11	-	162.11	(13,978)	121.58	(27,956)	81.05	13,978	202.63	27,956	243.16
Jatobá IV	Soybean bags	19,088	146,000	160.59	-	160.59	(4,772)	120.44	(9,544)	80.29	4,772	200.73	9,544	240.88
Jatobá V	Soybean bags	40,887	317,340	161.16	-	161.16	(10,222)	120.87	(20,444)	80.58	10,222	201.45	20,444	241.74
Jatobá VI	Soybean bags	38,442	300,048	173.62	-	173.62	(9,611)	130.21	(19,221)	86.81	9,611	217.02	19,221	260.43
Alto Taquari I	Soybean bags	2,972	22,656	141.66	-	141.66	(743)	106.24	(1,486)	70.83	743	177.07	1,486	212.49
Alto Taquari II	Soybean bags	3,780	28,600	144.74	-	144.74	(945)	108.56	(1,890)	72.37	945	180.93	1,890	217.11
Alto Taquari III	Soybean bags	11,459	86,478	158.24	-	158.24	(2,865)	118.68	(5,730)	79.12	2,865	197.80	5,730	237.37
Total receivables from farms (b)		366,806	2,811,602		-		(91,703)		(183,405)		91,703		183,405

Derivative operations	Grains	(34,674)	(849,566)	(a)	(34,673)	(a)	58,377	(a)	125,842	(a)	(34,891)	(a)	(72,253)	(a)
Derivative operations	USD	16,593	(69,313)	(a)	16,593	(a)	95,386	(a)	198,102	(a)	(104,580)	(a)	(208,820)	(a)
Derivative operations	Cattle (@)	-	(4,950)	(a)	-	(a)	394	(a)	787	(a)	(394)	(a)	(787)	(a)
Derivative operations	Cotton (lbs)	(2,770)	(3,591,000)	(a)	(2,769)	(a)	3,196	(a)	6,248	(a)	(3,565)	(a)	(7,130)	(a)
Derivative operations	Ethanol (M^3)	-	(900)	(a)	-	(a)	644	(a)	1,287	(a)	(644)	(a)	(1,287)	(a)
Derivative operations	Swap (BRL)	(1,994)	34,482	(a)	(1,994)	(a)	376	(a)	699	(a)	(419)	(a)	(866)	(a)
Margin - LFT Socopa and XP	SELIC	8,844	-	4.15%	(241)	6.87%	(152)	5.15%	(304)	3.44%	152	8.59%	304	10.31%
Total derivatives (a)		(14,001)			(23,084)		158,221		332,661		(144,341)		(290,839)

Cresca, net	USD	(1,467)	(293)	5.00	(107)	5.37	393	4.03	787	2.69	(393)	6.72	(787)	8.06
Helmir, net	USD	(4,687)	(937)	5.00	(347)	5.37	1,258	4.03	2,517	2.69	(1,258)	6.72	(2,517)	8.06
Total related parties		(6,154)	(1,230)		(454)		1,651		3,304		(1,651)		(3,304)

Serra Grande Farm	Soybean bags	(14,632)	108,000	146.64	-	146.64	3,658	109.98	7,316	73.32	(3,658)	183.30	(7,316)	219.96
Total Acquisitions payable		(14,632)	108,000		-		3,658		7,316		(3,658)		(7,316)

(*)	SOURCE Risks: Bloomberg
(a)	For sensitivity analysis of derivative positions, forward rates and prices at each maturity date of the operation were used, according to the table above.
(b)	The sensitivity analyses do not consider financing transactions and receivables from farms with fixed rate.

Schedule of financial liabilities by maturity
	Note	Less than one year	From one to two years	From three to five years	Above five years	Total
At June 30, 2021
Trade payable	15.1	75,224	-	-	-	75,224
Derivative financial instruments	6	48,574	645	1,320	-	50,539
Loans, financing and debentures	16	322,046	55,984	38,355	246,796	663,181
Lease payables	14	30,545	70,683	86,319	11,448	198,995
Transactions with related parties	29	5,568	2,519	-	-	8,087
Other liabilities	18	45,133	7,295	-	-	52,428

At June 30, 2020
Trade payable	15.1	55,603	-	-	-	55,603
Financial instruments derivatives	6	18,333	1,462	-	-	19,795
Loans, financing and debentures	16	217,274	198,793	82,037	16,009	514,113
Lease payables	14	25,849	26,200	45,330	54,984	152,363
Transactions with related parties	29	2,849	-	-	-	2,849
Other liabilities	18	5,017	29,777	4,597	-	39,391

Schedule of net debt of loans, acquisitions payable and trade accounts payables
	2021	2020
Loans, financing and debentures (Note 16)	663,181	514,113
Total acquisitions payable (Note 18)	52,428	39,391
Total derivatives (Note 6)	14,001	10,869
	729,610	564,373
Less: cash and cash equivalents (Note 5.1)	(1,059,107)	(171,045)
Less: marketable securities (Notes 5.2)	(10,455)	(5,044)
	(1,069,562)	(176,089)
Net debt (net cash)	(339,952)	388,284
Total equity	2,182,601	1,121,569
Financial leverage ratio	(15.57%)	34.62%

Schedule of main assets and liabilities that are measured at fair value, as well as the level of hierarchy
	June 30, 2021
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non- observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	7.1	84,950	84,950	-	84,950	-
Transactions with related parties	29	488	488	-	488	-
Non-current
Transactions with related parties	29	2,680	2,680	-	2,680	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5.1	1,000,892	1,000,892	1,000,892	-	-
Receivables from sale of farm, net (c)	7.1	77,540	77,540	-	-	77,540
Derivative financial instruments (b)	6	32,657	32,657	17,047	15,610	-
Noncurrent
Marketable securities	5.2	10,455	10,455	10,455	-	-
Receivables from sale of farm, net (c)	7.1	324,937	324,937	-	-	324,937
Derivative financial instruments (b)	6	3,881	3,881	36	3,845	-

Non-financial assets measured at fair value
Current
Biological assets	9	210,489	210,489	-	11,727	198,762
Noncurrent
Biological assets	9	34,585	34,585	-	34,585	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	952,109	3,443,849	-	-	3,443,849

Financial liabilities measured at amortized cost
Current
Trade payables	15.1	75,224	75,224	-	75,224	-
Loans, financing and debentures (a)	16	322,046	322,046	-	322,046	-
Transactions with related parties	29	5,568	5,568	-	5,568	-
Noncurrent
Loans, financing and debentures (a)	16	341,135	341,135	-	341,135	-
Transactions with related parties	29	2,519	2,519	-	2,519	-

Financial liabilities measured at fair value through profit and loss
Current
Lease payable	14	30,545	30,545	-	30,545	-
Derivative financial instruments (b)	6	48,574	48,574	45,368	3,206	-
Accounts payable for acquisition of Serra Grande Farm	18	37,796	37,796	20,510	16,506	780
Noncurrent
Lease payable	14	168,450	168,450	-	168,450	-
Derivative financial instruments (b)	6	1,965	1,965	314	1,651	-
Accounts payable for acquisition of Serra Grande Farm	18	7,295	7,295	-	-	7,295

	June 30, 2020
Consolidated - R$ thousand	Note	Book value	Fair value	Quoted prices in active markets (Level 1)	Significant observable data (Level 2)	Significant non-observable data (Level 3)
Financial assets measured at amortized cost
Current
Trade accounts receivables, net	7.1	72,014	72,014	-	72,014	-
Transactions with related parties	29	701	701	-	701	-
Non-current
Transactions with related parties	29	1,511	1,511	-	1,511	-

Financial assets measured at fair value through profit and loss
Current
Cash equivalents	5.1	141,095	141,095	141,095	-	-
Marketable securities	5.2	-	-	-	-	-
Receivables from sale of farm, net (c)	7.1	73,678	73,678	-	-	73,678
Derivative financial instruments (b)	6	7,180	7,180	6,121	1,059	-
Noncurrent
Marketable securities	5.2	5,044	5,044	5,044	-	-
Receivables from sale of farm, net (c)	7.1	240,074	240,074	-	-	240,074
Derivative financial instruments (b)	6	1,746	1,746	305	1,441	-

Non-financial assets measured at fair value
Current
Biological assets	9	115,553	115,553	-	9,037	106,516
Noncurrent
Biological assets	9	25,444	25,444	-	25,444	-

Non-financial assets measured at cost
Noncurrent
Investment properties	10	814,398	1,872,701	-	-	1,872,701

Financial liabilities measured at amortized cost
Current
Trade payables	15.1	55,603	55,603	-	55,603	-
Loans, financing and debentures (a)	16	217,274	217,274	-	217,274	-
Transactions with related parties	29	2,849	2,849	-	2,849	-
Noncurrent
Loans, financing and debentures (a)	16	296,839	296,839	-	296,839	-

Financial liabilities measured at fair value through profit and loss
Current
Lease payable	14	25,849	25,849	-	25,849	-
Derivative financial instruments (b)	6	18,333	18,333	5,900	12,433	-
Accounts payable for acquisition of Serra Grande Farm	18	5,017	5,017	-	-	5,017
Noncurrent
Lease payable	14	126,514	126,514	-	126,514	-
Derivative financial instruments (b)	6	1,462	1,462	645	817	-
Restricted shares	18	13,490	13,490	13,490	-	-
Agrifirma warrants	18	10,860	10,860	-	10,860	-
Agrifirma warrant dividends	18	778	778	-	-	778
Accounts payable for acquisition of Serra Grande Farm	18	9,246	9,246	-	-	9,246

(a)	The book value of loans and financing presented in the financial statements approximates the fair value, since the rates of these instruments are substantially subsidized and there is no intention of early settlement;

(b)	The derivative transactions negotiated at active market are measured at fair value at Level 1, over-the-counter transactions are measured at Level 2, as presented in the table above

(c)	Due to market volatility, one of the non-observable inputs became significant and the receivables from sales of farms were reclassified from Level 2 to Level 3. The Company’s policy is to recognize transfers from and to Level 3 on the date of the event or change in the circumstances that caused the transfer.

Schedule of fair value of the credits from the sale of the farm
Description	Evaluation method	Significant non- observable inputs	Variation of non- observable inputs	Sensitivity of inputs to fair value
Receivables from sale of farm	Discounted cash flow	Premium (or Basis)	(0.08) – 0.32 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$5,572. An increase or decrease of 1.4% in the receivables from the farm.
Payables related to the acquisition of Serra Grande Farm	Discounted cash flow	Premium (or Basis)	(0.08) – 0.32 USD/bu	The increase or decrease of 0.20 USD/bu in the premium (or basis) paid for the soybean would result in an impact of R$235. An increase or decrease of 1.6% in payables for the farm.